RIGHT-OF-USE ASSETS - Schedule of Amounts Recognized in Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Amounts Recognized In Statements Of Cash Flows Abstract
Payment of lease liabilities	$ (522,525)	$ (269,292)	$ (178,040)